Common Stock (Details) - shares	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stocks, shares authorized	1,000,000,000	60,000,000	13,547,943
Preferred stock, shares authorized	10,000,000
Preferred stock issued
Common Stock [Member]
Common stocks, shares authorized		28,978,046	13,547,878